UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 57.5%
FHLMC - 17.5%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$907	$912
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	30,126	32,246
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	14,218	14,319
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	436	439
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	11/17/31	16,000,000	16,546,250	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33	396,487	449,600
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-8/1/45	42,991,436	46,442,045
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	16,529	18,547
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43	3,142,399	3,351,991
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	11/14/46	14,000,000	14,516,523	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	11/14/46	78,300,000	82,511,686	(a)

Total FHLMC				163,884,558

FNMA - 30.7%
Federal National Mortgage Association (FNMA)	5.500%	11/1/16-12/1/16	1,713	1,715
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	70,161	72,134
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	97,120	110,398
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	1,237	1,313
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	275,790	308,983
Federal National Mortgage Association (FNMA)	2.500%	11/17/31-11/14/46	60,900,000	62,703,633	(a)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-12/1/45	48,533,680	52,652,365
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-10/1/45	22,199,007	24,335,506
Federal National Mortgage Association (FNMA)	3.500%	9/1/42-1/1/46	52,811,183	55,827,315
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	17,296,234	18,022,584
Federal National Mortgage Association (FNMA)	3.500%	11/14/46	70,000,000	73,780,269	(a)

Total FNMA				287,816,215

GNMA - 9.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	56,366	67,156
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	142,759	152,022
Government National Mortgage Association (GNMA)	6.000%	11/15/32	764,092	913,530
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,832,403	2,056,272
Government National Mortgage Association (GNMA) II	3.000%	2/20/46	9,367,046	9,828,668
Government National Mortgage Association (GNMA) II	3.000%	11/21/46	50,400,000	52,698,514	(a)
Government National Mortgage Association (GNMA) II	3.500%	11/21/46	15,900,000	16,870,149	(a)
Government National Mortgage Association (GNMA) II	1.645%	8/20/58	98,229	99,980	(b)
Government National Mortgage Association (GNMA) II	2.269%	6/20/60	4,025,566	4,230,513	(b)

Total GNMA				86,916,804

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $534,940,767)				538,617,577

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 8.7%
ACE Securities Corp., 2004-OP1 M1	1.305%	4/25/34	$880,542	$830,890	(b)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.900%	11/25/32	2,158,258	2,061,021	(b)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,280,000	2,320,640	(c)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	700,220	711,168
Conseco Financial Corp., 1997-4 M1	7.220%	2/15/29	2,424,321	2,578,553	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	16,787	17,115	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.855%	7/25/36	512,518	426,760	(b)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.664%	7/15/36	82,083	72,027	(b)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	2.075%	3/25/33	3,261,347	3,113,269	(b)(c)
DRB Prime Student Loan Trust, 2015-B A1	2.425%	10/27/31	2,784,994	2,838,491	(b)(c)
EMC Mortgage Loan Trust, 2006-A A1	0.974%	12/25/42	660,054	637,570	(b)(c)
Encore Credit Receivables Trust, 2005-4 M5	1.175%	1/25/36	1,840,000	1,199,982	(b)
Fremont Home Loan Trust, 2002-1 M1	1.775%	8/25/33	2,616,284	2,452,517	(b)
GSAA Home Equity Trust, 2007-4 A2	0.725%	3/25/37	2,391,126	1,329,121	(b)
GSAMP Trust, 2003-SEA A1	0.925%	2/25/33	107,391	100,511	(b)
GSAMP Trust, 2004-SEA2 M2	1.775%	3/25/34	6,719,605	4,713,898	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.350%	9/25/31	570,079	534,400	(b)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4	0.815%	12/25/35	1,849,057	1,672,826	(b)
Morgan Stanley ABS Capital I, 2002-HE3 M1	2.175%	3/25/33	2,149,207	2,059,594	(b)
National Collegiate Student Loan Trust, 2006-1 A5	0.875%	3/25/33	10,600,000	7,979,316	(b)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	3,000,000	2,985,480	(c)(d)
New Century Home Equity Loan Trust, 2003-B M2	3.000%	11/25/33	7,381	7,269	(b)
RAAC Series, 2005-SP2 2A	0.825%	6/25/44	2,179,176	1,819,042	(b)
RAAC Series, 2006-RP2 A	0.774%	2/25/37	24,873	24,703	(b)(c)
RAAC Series, 2006-RP3 A	0.794%	5/25/36	707,141	681,496	(b)(c)
Renaissance Home Equity Loan Trust, 2003-3 A	1.025%	12/25/33	422,331	398,020	(b)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,919,698	1,627,704
Residential Asset Securities Corp., 2005-KS12 M1	0.965%	1/25/36	1,870,000	1,808,119	(b)
SACO I Trust, 2006-4 A1	0.865%	3/25/36	178,729	306,229	(b)
SACO I Trust, 2006-6 A	0.785%	6/25/36	302,656	529,966	(b)
SLM Student Loan Trust, 2006-A A5	0.943%	6/15/39	2,580,000	2,317,135	(b)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	7,560,000	7,096,073	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	10,313,235	(c)(d)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,576,300	(c)(d)(e)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	2,500	6,250,000	(c)(d)(e)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	3,525,000	(c)(d)(e)
Structured Asset Securities Corp., 2006-ARS1 A1	0.745%	2/25/36	1,424,781	96,073	(b)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.955%	3/25/37	106,916	105,374	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $83,127,214)				81,116,887

COLLATERALIZED MORTGAGE OBLIGATIONS - 33.3%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.795%	2/25/36	513,225	410,435	(b)
American Home Mortgage Assets, 2006-3 3A12	0.715%	10/25/46	1,092,626	846,263	(b)
American Home Mortgage Assets, 2006-6 A1A	0.715%	12/25/46	980,705	665,247	(b)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.801%	4/10/49	1,240,000	1,146,400	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Banc of America Funding Corp., 2005-B 3A1	0.762%	4/20/35	$985,504	$940,328	(b)
Banc of America Funding Corp., 2015-R2 4A2	0.789%	9/29/36	5,657,657	2,978,298	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.004%	12/15/19	3,500,000	3,379,376	(b)(c)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.988%	7/10/17	4,594,622	3,165,051	(b)(c)
BCAP LLC Trust, 2015-RR2 25A1	0.650%	10/28/36	1,987,051	1,900,689	(b)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	321,424
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	4,402,519	3,548,692	(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.755%	10/25/35	2,691,427	2,395,374	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,500,730	(c)
Commercial Mortgage Trust, 2013-CR12 E	5.253%	10/10/46	380,000	288,205	(b)(c)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000	2,030,514	(b)(c)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	1,400,000	683,064	(b)(c)
Connecticut Avenue Securities, 2013-C01 M2	5.775%	10/25/23	3,110,000	3,451,161	(b)
Connecticut Avenue Securities, 2016-C04 1B	10.774%	1/25/29	6,650,000	7,262,452	(b)(c)
Countrywide Alternative Loan Trust, 2004-6CB A	1.105%	5/25/34	2,171,473	2,097,940	(b)
Countrywide Alternative Loan Trust, 2005-72 A1	0.795%	1/25/36	48,469	40,228	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.825%	1/25/36	389,526	341,794	(b)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.732%	7/20/46	225,331	112,858	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	5.975%	9/25/37	3,675,767	1,075,490	(b)(e)
Countrywide Alternative Loan Trust, 2007-24 A2	38.548%	10/25/37	1,720,814	3,913,517	(b)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	6.425%	10/25/37	4,627,090	1,647,870	(b)(e)
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	2,996,991	2,060,641
Countrywide Home Loans, 2004-16 1A3A	1.285%	9/25/34	2,052,693	1,854,694	(b)
Countrywide Home Loans, 2004-R1 1AF	0.925%	11/25/34	216,496	182,135	(b)(c)
Countrywide Home Loans, 2004-R2 1AF1	0.945%	11/25/34	100,821	85,750	(b)(c)
Countrywide Home Loans, 2006-R2 AF1	0.945%	7/25/36	371,476	337,863	(b)(c)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.885%	3/25/35	52,747	47,056	(b)(c)
Credit Suisse First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	307,888	329,213
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	1,024,818	1,021,733	(b)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	7,031,000	6,430,750
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,910,000	4,539,576	(b)
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.565%	8/27/36	2,453,714	2,455,915	(b)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.736%	7/29/37	1,007,065	953,328	(b)(c)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.307%	10/27/46	4,111,000	3,356,874	(b)(c)
Credit Suisse Mortgage Trust, 2015-12R 2A1	0.988%	11/30/37	6,780,000	6,422,320	(b)(c)
Credit Suisse Mortgage Trust, 2015-LHMZ	8.928%	7/20/20	4,000,000	3,866,828	(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.424%	3/15/17	6,000,000	5,805,000	(c)(d)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	1,600,000	1,049,827	(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	700,000	368,849	(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,535,698	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	135,538
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	19,946	292
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.626%	5/15/29	114,330	18,041	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO, PAC-1	6.126%	4/15/36	1,505,743	291,144	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.616%	1/15/37	109,413	19,348	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS REMIC IO	6.476%	12/15/37	$1,098,988	$213,887	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	25,192	943
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,900,657
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.426%	10/15/41	1,586,751	257,875	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO	6.126%	8/15/40	2,184,557	284,216	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO	5.376%	12/15/41	2,612,185	413,176	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4019 GI, IO, PAC	4.500%	12/15/41	2,385,296	347,101
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	3,158,990	247,448
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,040,061	94,330
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.526%	7/15/42	199,068	49,317	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	8,581,905	7,731,235
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	4,170,421	376,972
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	7,348,998	690,557
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	7,991,293	1,106,579
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.626%	11/15/42	317,840	61,738	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.626%	11/15/42	346,724	62,521	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	15,495,086	1,358,112
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA REMIC IO	3.000%	12/15/32	9,147,516	1,083,369
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	5,221,246	636,540
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	6,891,288	929,247
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	17,661,702	2,084,819
Federal Home Loan Mortgage Corp. (FHLMC), 4156 AI, IO	3.000%	10/15/31	27,607,161	2,396,782
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	9,657,084	1,011,690
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.726%	9/15/42	2,559,318	473,527	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	9,989,489	9,964,647
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	2.048%	12/15/37	18,285,230	1,258,212	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,568,952	1,782,610
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	10,587,517	8,907,258
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.065%	2/15/38	5,656,126	388,217	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.783%	9/25/41	$16,200,000	$1,539,530	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.852%	1/25/42	21,598,714	1,377,331	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.326%	6/25/21	29,756,387	1,437,094	(b)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	188,897	40,808
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	1,063,009	1,170,717
Federal National Mortgage Association (FNMA), 2009-059 LB	5.116%	8/25/39	1,107,723	1,228,720	(b)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	3,645,560	4,056,575
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	1,084,571	193,504
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.035%	8/25/40	3,772,833	567,713	(b)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	293,404	310,766
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.005%	1/25/41	2,054,528	397,635	(b)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	194,170	205,800
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	400,163	469,236
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.175%	11/25/40	6,958,087	842,911	(b)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	1,379,313	118,832
Federal National Mortgage Association (FNMA), 2011-144 PT	11.673%	1/25/38	1,037,945	1,289,460	(b)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.025%	12/25/40	10,560,583	1,522,282	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,364,567	1,519,502
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	12,016,563	1,250,149
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	807,538	943,496
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,998,676	253,395
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.075%	7/25/42	5,950,274	1,117,429	(b)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	3,708,919	480,124
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.625%	11/25/42	1,041,291	229,907	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.625%	12/25/42	335,908	64,759	(b)
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	4,846,891	474,679
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	18,493,176	1,749,105
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	11,812,146	1,071,795

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	$691,110	$800,366
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	5,477,251	6,169,037
Federal National Mortgage Association (FNMA), 2013-010 JS, IO	5.625%	2/25/43	1,025,983	193,088
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.625%	2/25/43	1,087,885	236,874	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.990%	8/25/44	9,326,697	661,727	(b)
Federal National Mortgage Association (FNMA), 2014-047 IA, IO	1.896%	8/25/44	7,934,110	553,626	(b)
Federal National Mortgage Association (FNMA), 2014-049 KS, IO	2.017%	8/25/44	7,173,442	497,640	(b)
Federal National Mortgage Association (FNMA), 2014-078 KT, IO	3.000%	7/25/43	8,372,476	1,407,237	(b)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	2,654,740	463,508
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	170,923	35,241
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	218,177	35,454
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	153,422	25,150
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	125,859	21,748
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	103,023	20,713
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	1,021,710	172,843
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	6,000,000	3,908,193	(b)
Government National Mortgage Association (GNMA), 2002-057 FK	1.030%	8/16/32	673,914	676,651	(b)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.030%	7/16/33	40,813	6,902	(b)
Government National Mortgage Association (GNMA), 2004-059 FP	0.830%	8/16/34	1,173,259	1,176,682	(b)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	5.670%	10/16/34	1,388,787	255,013	(b)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	5.718%	4/20/37	7,635,524	1,542,225	(b)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.068%	7/20/37	1,350,103	173,990	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.682%	11/20/59	1,613,333	1,635,068	(b)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.570%	11/16/34	3,190,648	531,098	(b)
Government National Mortgage Association (GNMA), 2010-009 UI, IO	5.000%	1/20/40	4,107,341	712,708
Government National Mortgage Association (GNMA), 2010-013, IO	0.007%	11/16/51	15,444,987	137,074	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.968%	3/20/39	81,094	5,370	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.948%	4/20/40	21,433	3,114	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	3,191,270	3,396,250
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.470%	5/16/40	1,015,354	189,816	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.118%	1/20/40	52,768	5,785	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	$477,607	$8,375
Government National Mortgage Association (GNMA), 2010-102, IO	0.345%	6/16/52	1,142,083	17,654	(b)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	328,869	8,600
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	609,433	13,548
Government National Mortgage Association (GNMA), 2010-118, IO	0.170%	4/16/53	2,449,970	39,596	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	9,884,672	792,323
Government National Mortgage Association (GNMA), 2010-157 LS, IO, PAC	6.008%	4/20/38	2,534,474	136,099	(b)
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	635,628	9,057
Government National Mortgage Association (GNMA), 2010-H02 FA	1.204%	2/20/60	5,103,062	5,122,366	(b)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.550%	3/16/39	454,168	26,673	(b)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	588,259	47,643
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC-1	4.500%	1/16/38	13,390	3
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,172,359
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.810%	9/16/46	17,758,014	568,825	(b)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.118%	2/20/41	2,959,479	449,158	(b)
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	2,219,462	256,268
Government National Mortgage Association (GNMA), 2012-087 IO, IO	0.663%	8/16/52	49,186,002	2,078,778	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.371%	2/16/53	5,335,488	170,822	(b)
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	11,404,976	1,709,337
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	11,425,041	1,875,877
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	2,841,980	414,748
Government National Mortgage Association (GNMA), 2013-062 IP, IO	4.500%	7/20/40	4,621,942	397,924
Government National Mortgage Association (GNMA), 2013-082 IE, IO	3.500%	5/20/43	1,965,834	351,494
Government National Mortgage Association (GNMA), 2013-088 SL, IO	3.718%	5/20/43	1,177,051	9,578	(b)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	10,400,714	1,299,133
Government National Mortgage Association (GNMA), 2013-107 ID, IO	0.630%	11/16/47	22,074,704	846,026	(b)
Government National Mortgage Association (GNMA), 2013-138 IO, IO	0.600%	11/16/54	30,741,943	1,134,479	(b)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.946%	9/16/51	13,509,936	814,959	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.071%	9/16/44	6,382,668	382,993	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.167%	2/16/46	20,286,697	1,325,512	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2013-175 IO, IO	0.808%	5/16/55	$22,153,670	$989,108	(b)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.889%	6/16/55	9,498,727	465,717	(b)
Government National Mortgage Association (GNMA), 2014-025 VI, IO	5.000%	2/20/44	3,450,454	541,730
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.930%	2/16/48	2,044,887	100,465	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.942%	9/16/55	5,872,859	355,057	(b)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	5.070%	6/16/44	3,809,696	650,799	(b)
Government National Mortgage Association (GNMA), 2014-161 IQ, IO	3.500%	11/20/44	1,841,925	148,656
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.869%	11/16/55	9,696,598	633,489	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	8,226,651	1,731,111
Government National Mortgage Association (GNMA), 2016-051 NS, IO	5.518%	4/20/46	6,788,272	1,414,686	(b)
Government National Mortgage Association (GNMA), 2016-084 IB IO	4.500%	11/16/45	3,868,740	682,214
Government National Mortgage Association (GNMA), 2016-087, IO, IO	1.010%	8/16/58	27,086,979	2,239,579	(b)
Government National Mortgage Association (GNMA), 2016-118 ES, IO	5.576%	9/20/46	5,400,000	1,309,500	(b)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	411,000	333,660
GS Mortgage Securities Trust, 2013-GC14 F	4.927%	8/10/46	540,000	396,368	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 E	4.570%	11/10/48	1,400,000	928,872	(b)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	700,000	407,296	(b)(c)
GS Mortgage Securities Trust, 2016-ICE2 E	9.008%	2/15/33	2,750,000	2,765,417	(b)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.480%	6/25/34	1,685,400	1,598,064	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.875%	1/25/36	2,619,443	2,209,491	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.925%	4/25/36	2,502,500	2,086,249	(b)(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.731%	9/19/46	464,579	338,809	(b)
Homebanc Mortgage Trust, 2004-2 A1	1.265%	12/25/34	2,774,571	2,620,404	(b)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	6.105%	12/25/36	8,911,563	2,392,821	(b)(e)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.749%	11/15/16	2,000,000	2,001,426	(b)(c)
IMPAC CMB Trust, 2004-10 3A1	1.225%	3/25/35	420,826	381,680	(b)
IMPAC CMB Trust, 2007-A A	0.775%	5/25/37	774,907	709,405	(b)(c)
IMPAC Secured Assets Corp., 2005-2 A1	0.845%	3/25/36	358,907	259,771	(b)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.966%	3/25/35	180,103	173,342	(b)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	3.149%	10/25/35	413,446	354,852	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	850,000	852,930
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,530,000	4,269,160
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,459,771	1,184,581	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.881%	2/12/49	4,200,000	3,427,765	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD11 AM	5.940%	6/15/49	3,000,000	3,021,704	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.207%	2/15/51	805,000	733,635	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	6,290,000	2,842,451	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D	4.774%	11/15/31	$1,830,000	$1,712,076	(b)(c)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.575%	8/25/36	5,611,725	2,180,454	(b)(e)
Luminent Mortgage Trust, 2006-4 A1A	0.715%	5/25/46	602,772	460,331	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.735%	4/25/46	923,465	668,303	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.725%	5/25/47	245,277	190,123	(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.541%	5/25/36	698,340	633,395	(b)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	4,650,000	3,802,919	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	659,661	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.680%	10/15/48	3,000,000	2,024,532	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.680%	10/15/48	1,350,000	759,028	(b)(c)
Morgan Stanley Capital I Trust, 2007-IQ15 AJ	6.103%	6/11/49	4,100,000	3,719,042	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.297%	12/12/49	750,000	682,371	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	3.315%	8/25/34	169,995	168,049	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.595%	6/25/36	46,681	19,971	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1	0.784%	7/26/45	1,585,431	1,482,937	(b)(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,443,396	(c)
Multifamily Trust, 2016-1 B	9.766%	4/25/46	4,800,849	5,583,670	(b)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.643%	9/25/46	298,173	244,342	(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	2,133,698	1,997,595	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.846%	5/25/35	22,622	22,603	(b)
Residential Accredit Loans Inc., 2007-QO4 A1	0.725%	5/25/47	1,446,381	1,216,185	(b)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.715%	5/25/47	1,158,581	973,240	(b)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.275%	3/25/25	4,544,196	5,152,288	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.424%	7/25/28	2,120,000	2,191,738	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 B	11.025%	10/25/28	2,410,000	2,702,971	(b)
Structured ARM Loan Trust, 2005-02 A2	0.775%	2/25/35	233,021	201,652	(b)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.705%	7/25/46	226,982	180,318	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.875%	3/25/35	236,566	195,106	(b)(c)
Structured Asset Securities Corp., 2005-RF3 1A	0.875%	6/25/35	347,936	280,880	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	879,367	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	1,073,225	(b)(c)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.774%	3/16/30	1,047,585	929,808	(b)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.845%	8/25/45	1,012,506	945,183	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.795%	12/25/45	592,147	560,026	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.815%	12/25/45	65,847	60,806	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.469%	7/25/46	241,347	196,802	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.821%	6/25/33	98,341	99,439	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	$460,000	$315,120	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.765%	11/15/48	3,000,000	2,047,317	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $320,694,483)				311,687,580

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $938,762,464)				931,422,044

SHORT-TERM INVESTMENTS - 30.6%
Certificates of Deposit - 6.4%
Abbey National Treasury Services PLC	0.460%	10/4/16	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.	0.470%	10/11/16	15,000,000	15,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.500%	10/19/16	15,000,000	15,000,000
Svenska Handelsbanken AB	0.880%	10/24/16	15,000,000	15,005,202

Total Certificates of Deposit (Cost - $60,005,202)				60,005,202

Commercial Paper - 8.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.520%	10/4/16	15,000,000	14,999,783	(f)
BNP Paribas NY Branch	0.490%	10/13/16	15,000,000	14,997,958	(f)
Credit Agricole Corporate and Investment Bank	0.470%	10/13/16	15,000,000	14,998,042	(f)
Mizuho Bank Ltd.	0.470%	10/3/16	15,000,000	15,000,000	(f)
NRW Bank	0.550%	10/6/16	15,000,000	14,999,313	(f)

Total Commercial Paper (Cost - $74,995,096)				74,995,096

U.S. Government Agencies - 5.4%
Federal Home Loan Bank (FHLB), Discount Notes
(Cost - $49,993,958)	0.290%	10/18/16	50,000,000	49,993,958	(f)

Repurchase Agreements - 2.1%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/16; Proceeds at maturity - $20,000,783; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market Value - $20,400,000) (Cost - $20,000,000)	0.470%	10/3/16	20,000,000	20,000,000

			SHARES
Money Market Funds - 8.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $81,165,814)	0.253%		81,165,814	81,165,814

TOTAL SHORT-TERM INVESTMENTS (Cost - $286,160,070)				286,160,070

TOTAL INVESTMENTS - 130.1% (Cost - $1,224,922,534#)				1,217,582,114
Liabilities in Excess of Other Assets - (30.1)%				(281,699,810)

TOTAL NET ASSETS - 100.0%				$935,882,304

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2016, the Fund held TBA securities with a total cost of $319,874,046 (See Note 1).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduits
Re-REMIC	— Resecuritizations of Real Estate Mortgage Investment Conduits
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$538,617,577	—	$538,617,577
Asset-Backed Securities	—	54,466,872	$26,650,015	81,116,887
Collateralized Mortgage Obligations	—	304,573,080	7,114,500	311,687,580

Total Long-Term Investments	—	$897,657,529	$33,764,515	$931,422,044

Short-Term Investments†:
Certificates of Deposit	—	$60,005,202	—	$60,005,202
Commercial Paper	—	74,995,096	—	74,995,096
U.S. Government Agencies	—	49,993,958	—	49,993,958
Repurchase Agreements	—	20,000,000	—	20,000,000
Money Market Funds	$81,165,814	—	—	81,165,814

Total Short-Term Investments	$81,165,814	$204,994,256	—	$286,160,070

Total Investments	$81,165,814	$1,102,651,785	$33,764,515	$1,217,582,114

Other Financial Instruments:
Futures Contracts	$111,511	—	—	$111,511
OTC Total Return Swaps‡	—	$361,222	—	361,222

Total Other Financial Instruments	$111,511	$361,222	—	$472,733

Total	$81,277,325	$1,103,013,007	$33,764,515	$1,218,054,847

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$313,605	—	—	$313,605
OTC Total Return Swaps‡	—	$896,194	—	896,194

Total	$313,605	$896,194	—	$1,209,799

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to Swap Contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET- BACKED SECURITIES	MORTGAGE- BACKED SECURITIES	OTC TOTAL RETURN SWAPS	TOTAL
Balance as of December 31, 2015	$14,467,270	$29,208,880	$2,470,501	$0 *	$46,146,651
Accrued premiums/discounts	44,138	—	—	—	44,138
Realized gain (loss)	(6,306)	—	—	7,185	879
Change in unrealized appreciation (depreciation)[1]	(191,871)	(855,812)	—	(896,194)	(1,943,877)
Purchases	1,309,500		—	1,098,309	2,407,809
Sales	(480,471)	(4,688,533)	(2,470,501)	(1,105,494)	(8,744,999)
Transfers into Level 3[2]	—	2,985,480	—	—	2,985,480
Transfers out of Level 3[3]	(8,027,760)	—	—	896,194	(7,131,566)

Balance as of September 30, 2016	$7,114,500	$26,650,015	—	—	$33,764,515

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	$(137,648)	$(855,812)	—	—	$(993,460)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,545,334
Gross unrealized depreciation	(31,885,754)

Net unrealized depreciation	$(7,340,420)

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	639	12/16	$83,948,733	$83,788,875	$(159,858)
U.S. Treasury Ultra 10-Year Long-Term Bonds	368	12/16	52,937,989	53,049,500	111,511
U.S. Treasury Ultra Long-Term Bonds	91	12/16	16,886,372	16,732,625	(153,747)

Net unrealized depreciation on open futures contracts					$(202,094)

At September 30, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc.	$66,000,000		10/7/16	0.135%**	FNCL **	—	$361,222	(b)
Credit Suisse	20,564,819	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%(a), due 4/20/20, quarterly	—	(896,194	)(b)

Total						—	$(534,972)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board if Trustees (See Note 1).

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016